ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.6%

Airlines – 2.2%
Allegiant Travel Co.*	5,037	$463,303
Sun Country Airlines Holdings, Inc.*	23,153	474,637
Total Airlines		937,940

Auto Manufacturers – 1.0%
PACCAR, Inc.	6,022	440,810

Banks – 12.9%
Associated Banc-Corp.	23,461	421,829
Banner Corp.	7,826	425,500
BOK Financial Corp.	4,976	420,024
City Holding Co.	4,757	432,316
Enterprise Financial Services Corp.	9,324	415,757
First Commonwealth Financial Corp.	33,502	416,430
FNB Corp.	36,417	422,437
Heartland Financial USA, Inc.	10,937	419,543
Lakeland Financial Corp.	6,574	411,795
OFG Bancorp (Puerto Rico)	16,457	410,438
Preferred Bank/Los Angeles CA	7,674	420,612
Regions Financial Corp.	23,416	434,601
S&T Bancorp, Inc.	12,507	393,345
Total Banks		5,444,627

Biotechnology – 1.1%
MacroGenics, Inc.*	64,112	459,683

Building Materials – 1.0%
Trane Technologies PLC	2,351	432,537

Commercial Services – 4.2%
AMN Healthcare Services, Inc.*	5,020	416,459
Paylocity Holding Corp.*	2,399	476,873
Stride, Inc.*	10,862	426,334
United Rentals, Inc.	1,142	451,958
Total Commercial Services		1,771,624

Computers – 4.2%
Crowdstrike Holdings, Inc., Class A*	3,225	442,664
Fortinet, Inc.*	6,664	442,889
Hewlett Packard Enterprise Co.	28,381	452,109
Zscaler, Inc.*	3,796	443,487
Total Computers		1,781,149

Cosmetics/Personal Care – 1.1%
elf Beauty, Inc.*	5,370	442,219

Distribution/Wholesale – 1.0%
WW Grainger, Inc.	636	438,083

Diversified Financial Services – 2.0%
Ameriprise Financial, Inc.	1,366	418,679
Interactive Brokers Group, Inc., Class A	5,355	442,109
Total Diversified Financial Services		860,788

Electrical Components & Equipment – 1.0%
Belden, Inc.	5,041	437,408

Electronics – 1.1%
Allegion PLC	4,182	446,345

Food – 1.0%
Conagra Brands, Inc.	11,461	430,475

Healthcare - Products – 4.1%
Exact Sciences Corp.*	6,333	429,441
Hologic, Inc.*	5,348	431,584
Inspire Medical Systems, Inc.*	1,758	411,495
Lantheus Holdings, Inc.*	5,281	435,999
Total Healthcare - Products		1,708,519

Home Builders – 1.0%
Toll Brothers, Inc.	7,256	435,578

Home Furnishings – 1.0%
Ethan Allen Interiors, Inc.	15,814	434,252

Insurance – 1.0%
Kinsale Capital Group, Inc.	1,447	434,317

Internet – 7.4%
Airbnb, Inc., Class A*	3,611	449,208
Booking Holdings, Inc.*	170	450,910
DoorDash, Inc., Class A*	7,055	448,416
Meta Platforms, Inc., Class A*	2,100	445,074
Okta, Inc.*	5,128	442,239
Uber Technologies, Inc.*	13,922	441,327
Wix.com Ltd. (Israel)*	4,473	446,405
Total Internet		3,123,579

Investment Companies – 4.1%
Ares Capital Corp.(a)	23,933	437,376
Main Street Capital Corp.(a)	10,807	426,444
Oaktree Specialty Lending Corp.	22,901	429,852
Owl Rock Capital Corp.(a)	34,227	431,602
Total Investment Companies		1,725,274

Leisure Time – 1.1%
OneSpaWorld Holdings Ltd. (Bahamas)*	36,905	442,491

Lodging – 2.1%
Boyd Gaming Corp.	6,963	446,468
Marriott International, Inc., Class A	2,706	449,304
Total Lodging		895,772

Machinery - Diversified – 1.1%
AGCO Corp.	3,325	449,540

Miscellaneous Manufacturing – 1.0%
Parker-Hannifin Corp.	1,271	427,196

Office/Business Equipment – 1.1%
Zebra Technologies Corp., Class A*	1,479	470,322

Oil & Gas Services – 2.1%
Liberty Energy, Inc.	34,214	438,281
NOV, Inc.	23,921	442,778
Total Oil & Gas Services		881,059

Packaging & Containers – 1.1%
O-I Glass, Inc.*	19,668	446,660

Pharmaceuticals – 1.0%
Revance Therapeutics, Inc.*	13,470	433,869

Retail – 7.4%
Abercrombie & Fitch Co., Class A*	17,086	474,136
Denny’s Corp.*	39,463	440,407
Dick’s Sporting Goods, Inc.	3,147	446,528
Genuine Parts Co.	2,674	447,387
Shake Shack, Inc., Class A*	7,986	443,143
Texas Roadhouse, Inc.	4,064	439,156
Ulta Beauty, Inc.*	819	446,904
Total Retail		3,137,661

Savings & Loans – 3.0%
Axos Financial, Inc.*	11,320	417,934
Berkshire Hills Bancorp, Inc.	16,647	417,174
Washington Federal, Inc.	14,101	424,722
Total Savings & Loans		1,259,830

Semiconductors – 4.3%
Analog Devices, Inc.	2,296	452,817

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors (continued)
Lattice Semiconductor Corp.*	4,673	$446,272
Microchip Technology, Inc.	5,472	458,444
NVIDIA Corp.	1,604	445,543
Total Semiconductors		1,803,076

Software – 11.7%
Alteryx, Inc., Class A*	7,377	434,063
Ceridian HCM Holding, Inc.*	6,398	468,462
Dynatrace, Inc.*	10,824	457,855
Evolent Health, Inc., Class A*	13,607	441,547
HashiCorp, Inc., Class A*	15,293	447,932
HubSpot, Inc.*	1,070	458,762
Monday.com Ltd.*	3,102	442,810
NextGen Healthcare, Inc.*	24,617	428,582
Nutanix, Inc., Class A*	16,627	432,136
Paycor HCM, Inc.*	17,525	464,763
Salesforce, Inc.*	2,233	446,109
Total Software		4,923,021

Telecommunications – 4.2%
Arista Networks, Inc.*	2,536	425,693
Calix, Inc.*	8,191	438,956
Ciena Corp.*	8,762	460,180
Cisco Systems, Inc.	8,425	440,417
Total Telecommunications		1,765,246

Transportation – 3.0%
Ardmore Shipping Corp. (Ireland)	28,073	417,446
FLEX LNG Ltd. (Norway)	13,042	437,950
International Seaways, Inc.	9,612	400,628
Total Transportation		1,256,024

Venture Capital – 1.0%
Hercules Capital, Inc.(a)	33,074	426,324

Total Common Stocks
(Cost $40,624,983)		41,203,298

MONEY MARKET FUNDS – 2.5%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 4.71%(b)	519	519
Fidelity Investments Money Market Government Portfolio – Class I, 4.47%(b)	265,039	265,039

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(b)(c)
(Cost $762,917)	762,917	762,917

Total Money Market Funds
(Cost $1,028,475)		1,028,475

	Notional Amount	Contracts	Value
PURCHASED PUT OPTIONS – 2.0%
Shares Russell 2000 ETF, expiring 07/21/23, Strike Price $165.00*	$26,235,000	1,590	$626,460
SPDR S&P 500 ETF Trust, expiring 07/21/23, Strike Price $375.00*	12,712,500	339	210,689

Total Purchased Put Options
(Cost $1,074,969)			837,149

Total Investments – 102.1%
(Cost $42,728,427)			43,068,922
Liabilities in Excess of Other Assets – (2.1%)			(857,164)
Net Assets – 100.0%			$42,211,758

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $801,266; the aggregate market value of the collateral held by the fund is $821,993. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $59,076.
(b)	Rate shown reflects the 7-day yield as of March 31, 2023.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$41,203,298	$-	$-	$41,203,298
Money Market Funds	1,028,475	-	-	1,028,475
Purchased Put Options	837,149	-	-	837,149
Total	$43,068,922	$-	$-	$43,068,922

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Airlines	2.2%
Auto Manufacturers	1.0
Banks	12.9
Biotechnology	1.1
Building Materials	1.0
Commercial Services	4.2
Computers	4.2
Cosmetics/Personal Care	1.1
Distribution/Wholesale	1.0
Diversified Financial Services	2.0
Electrical Components & Equipment	1.0
Electronics	1.1
Food	1.0
Healthcare - Products	4.1
Home Builders	1.0
Home Furnishings	1.0
Insurance	1.0
Internet	7.4
Investment Companies	4.1
Leisure Time	1.1
Lodging	2.1
Machinery - Diversified	1.1
Miscellaneous Manufacturing	1.0
Office/Business Equipment	1.1
Oil & Gas Services	2.1
Packaging & Containers	1.1
Pharmaceuticals	1.0
Purchased Put Option	2.0
Retail	7.4
Savings & Loans	3.0
Semiconductors	4.3
Software	11.7
Telecommunications	4.2
Transportation	3.0
Venture Capital	1.0
Money Market Funds	2.5
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%